Information of income and expense for each operating segment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information of income and expense for each operating segment [Line Items]
Net interest income	₩ 8,580,089	₩ 7,842,953	₩ 7,205,366
Net fees and commission income	1,938,997	1,710,954	1,565,539
Reversal of (provision of) credit loss	(747,877)
Impairment losses on financial assets		(1,013,548)	(1,195,663)
General and administrative expenses	(4,741,575)	(4,811,198)	(4,508,575)
Other income (expense), net	(530,220)	100,865	41,975
Operating income	4,499,414	3,830,026	3,108,642
Equity method income (loss)	17,488	20,393	9,995
Income tax expense (benefit)	1,268,345	848,403	345,553
Profit for the year	3,198,265	2,949,205	2,824,919
Controlling interest	3,156,722	2,918,816	2,774,778
Non-controlling interests	41,543	30,389	50,141
Banking
Information of income and expense for each operating segment [Line Items]
Net interest income	5,707,813	5,107,888	4,605,046
Net fees and commission income	850,646	816,795	717,097
Reversal of (provision of) credit loss	(250,134)
Impairment losses on financial assets		(674,706)	(746,126)
General and administrative expenses	(3,098,629)	(3,149,436)	(2,907,314)
Other income (expense), net	(163,104)	(11,556)	190,909
Operating income	3,046,592	2,088,985	1,859,612
Equity method income (loss)	(977)	1,306	8,615
Income tax expense (benefit)	832,494	418,679	64,214
Profit for the year	2,195,263	1,623,425	1,866,811
Controlling interest	2,194,950	1,623,184	1,866,446
Non-controlling interests	313	241	365
Banking | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	5,714,568	5,113,584	4,610,536
Net fees and commission income	872,631	844,349	744,464
Banking | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(6,755)	(5,696)	(5,490)
Net fees and commission income	(21,985)	(27,554)	(27,367)
Credit card
Information of income and expense for each operating segment [Line Items]
Net interest income	1,583,100	1,501,054	1,484,697
Net fees and commission income	433,043	359,408	408,601
Reversal of (provision of) credit loss	(466,447)
Impairment losses on financial assets		(291,694)	(347,179)
General and administrative expenses	(751,580)	(831,927)	(802,037)
Other income (expense), net	74,954	567,234	296,829
Operating income	873,070	1,304,075	1,040,911
Income tax expense (benefit)	225,837	285,853	235,140
Profit for the year	629,307	1,012,755	806,313
Controlling interest	630,993	1,027,823	814,836
Non-controlling interests	(1,686)	(15,068)	(8,523)
Credit card | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	1,602,849	1,517,399	1,507,748
Net fees and commission income	464,342	384,356	427,592
Credit card | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(19,749)	(16,345)	(23,051)
Net fees and commission income	(31,299)	(24,948)	(18,991)
Securities
Information of income and expense for each operating segment [Line Items]
Net interest income	429,095	433,047	390,761
Net fees and commission income	388,944	297,718	248,845
Reversal of (provision of) credit loss	(9,226)
Impairment losses on financial assets		(15,752)	(8,035)
General and administrative expenses	(493,906)	(444,935)	(406,017)
Other income (expense), net	17,963	(17,229)	(82,480)
Operating income	332,870	252,849	143,074
Equity method income (loss)	15,228	12,081	(273)
Income tax expense (benefit)	95,438	63,472	30,066
Profit for the year	251,268	211,919	115,440
Controlling interest	251,265	211,907	115,438
Non-controlling interests	3	12	2
Securities | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	423,156	427,888	392,973
Net fees and commission income	400,227	306,407	255,999
Securities | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	5,939	5,159	(2,212)
Net fees and commission income	(11,283)	(8,689)	(7,154)
Life insurance
Information of income and expense for each operating segment [Line Items]
Net interest income	761,742	727,917	704,489
Net fees and commission income	69,780	53,271	19,068
Reversal of (provision of) credit loss	(13,400)
Impairment losses on financial assets		(13,162)	(9,559)
General and administrative expenses	(227,740)	(222,650)	(227,639)
Other income (expense), net	(409,151)	(385,226)	(326,251)
Operating income	181,231	160,150	160,108
Equity method income (loss)	(1,026)	(910)	(1,188)
Income tax expense (benefit)	50,429	41,441	2,951
Profit for the year	131,021	120,642	150,556
Controlling interest	131,021	120,642	150,556
Life insurance | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	762,978	727,975	704,188
Net fees and commission income	77,145	60,555	26,769
Life insurance | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	(1,236)	(58)	301
Net fees and commission income	(7,365)	(7,284)	(7,701)
Others
Information of income and expense for each operating segment [Line Items]
Net interest income	95,618	69,231	13,028
Net fees and commission income	198,828	180,510	169,081
Reversal of (provision of) credit loss	(10,238)
Impairment losses on financial assets		(36,830)	(85,009)
General and administrative expenses	(263,046)	(234,649)	(215,759)
Other income (expense), net	80,857	53,815	43,783
Operating income	102,019	32,077	(74,876)
Equity method income (loss)	6,909	8,796	4,277
Income tax expense (benefit)	59,556	32,805	14,190
Profit for the year	49,168	9,600	(79,150)
Controlling interest	49,168	9,600	(79,151)
Non-controlling interests	0	0	1
Others | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	76,538	56,107	(10,079)
Net fees and commission income	124,652	115,287	110,715
Others | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	19,080	13,124	23,107
Net fees and commission income	74,176	65,223	58,366
Consolidation adjustment
Information of income and expense for each operating segment [Line Items]
Net interest income	2,721	3,816	7,345
Net fees and commission income	(2,244)	3,252	2,847
Reversal of (provision of) credit loss	1,568
Impairment losses on financial assets		18,596	245
General and administrative expenses	93,326	72,399	50,191
Other income (expense), net	(131,739)	(106,173)	(80,815)
Operating income	(36,368)	(8,110)	(20,187)
Equity method income (loss)	(2,646)	(880)	(1,436)
Income tax expense (benefit)	4,591	6,153	(1,008)
Profit for the year	(57,762)	(29,136)	(35,051)
Controlling interest	(100,675)	(74,340)	(93,347)
Non-controlling interests	42,913	45,204	58,296
Consolidation adjustment | External customers
Information of income and expense for each operating segment [Line Items]
Net interest income	0	0	0
Net fees and commission income	0	0	0
Consolidation adjustment | Internal transactions
Information of income and expense for each operating segment [Line Items]
Net interest income	2,721	3,816	7,345
Net fees and commission income	₩ (2,244)	₩ 3,252	₩ 2,847